Related Party Transactions (Q2)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Note 9.    Related Party Transactions

On March 1, 2018, two directors agreed to purchase from the Bank 21,250 shares of the Company's stock for the closing market price of $21.70 per share. The shares were held by the Bank as collateral on a past due loan with an unrelated borrower.. Steven B. Tucker purchased 6,250 shares and W. Miller Welborn purchased 15,000 shares for the benefit of a trust.